Expense Example - Transamerica ClearTrack 2060	R6 1 year	R6 3 years	R6 5 years	R6 10 years	R1 1 year	R1 3 years	R1 5 years	R1 10 years	R3 1 year	R3 3 years	R3 5 years	R3 10 years
USD ($)	56	2,210	4,114	7,969	122	2,374	4,338	8,221	97	2,311	4,253	8,127